Leases - Details of Practical Expedient for COVID 19 Related Rent Concessions (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of practical expedient for COVID-19 related rent concessions [Abstract]
Variable lease payments	₩ 32,037	₩ 5,470